Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Amounts due to (due from) Memorial Resource and certain affiliates of NGP at December 31, 2014 and 2013 are presented as “Accounts receivable – affiliates” and “Accounts payable – affiliates” in the accompanying balance sheets.

Common Control Acquisitions

2014 Acquisitions

On April 1, 2014, we acquired certain oil and natural gas properties in East Texas from a subsidiary of MRD LLC, for approximately $33.3 million, including customary post-closing adjustments (the “Double A Acquisition”). The acquired properties primarily represent additional working interests in wells currently owned by us and located in Polk and Tyler Counties in the Double A Field of East Texas as well as the Sunflower, Segno and Sugar Creek Fields. Terms of the transaction were approved by our general partner’s board of directors and by its conflicts committee, which is comprised entirely of independent directors. This acquisition was accounted for as a transaction with an entity under common control whereby the acquisition was recorded at historical cost at the acquisition date.

On October 1, 2014, we acquired certain oil and natural gas properties in Weld County, Colorado from Memorial Resource for approximately $15.0 million in cash consideration.  The acquired properties represent working interests in wells located in the Wattenberg field (the “Wattenberg Acquisition”). Terms of the transaction were approved by our general partner’s board of directors and by its conflicts committee.  This acquisition has an effective date of October 1, 2014 and was accounted for as a transaction with an entity under common control whereby the acquisition was recorded at historical cost at the acquisition date.

The Partnership recorded the following net assets (in thousands):

	Double A	Wattenberg
	Acquisition	Acquisition
Oil and gas properties, net	$37,838	$9,822
Asset retirement obligations	(908)	(149)
Other current liabilities	(722)	—
Total identifiable net assets	$36,208	$9,673

Due to common control considerations, the difference between the purchase price and the total identifiable assets has been recorded as a contribution on our Statements of Supplemental Consolidated and Combined Equity.

2013 Acquisitions

On March 28, 2013, we acquired all of the outstanding equity interests in WHT from operating subsidiaries of MRD LLC for a purchase price of $200.0 million, which included $4.0 million of working capital and other customary adjustments. This acquisition was funded with borrowings under our revolving credit facility and the net proceeds from our March 25, 2013 public offering of common units (including our general partner’s proportionate capital contribution). Terms of the transaction were approved by our general partner’s Board and by its conflicts committee. The WHT Properties consist of additional working interests in properties that we originally acquired in December 2011 in conjunction with our initial public offering. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$1,354
Accounts receivable	3,866
Short-term derivative instruments, net	1,206
Prepaid expenses and other current assets	98
Oil and natural gas properties, net	192,280
Long-term derivative instruments, net	3,528
Accrued liabilities	(3,494)
Asset retirement obligations	(2,753)
Credit facilities	(89,300)
Other long-term liabilities	(111)
Net assets	$106,674

Acquisition of Cinco Group Properties from Memorial Resource & NGP

On October 1, 2013, we acquired, through equity and asset transactions, oil and natural gas properties primarily in the Permian Basin, East Texas and the Rockies from MRD LLC and certain affiliates of NGP for an aggregate purchase price of approximately $603 million, subject to customary post-closing adjustments. The Cinco Group acquisition was funded with borrowings under our revolving credit facility. Terms of the transaction were approved by the Board and by its conflicts committee. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$3,265
Accounts receivable	10,615
Prepaid expenses and other current assets	1,824
Oil and natural gas properties, net	457,439
Long-term derivative instruments, net	3,056
Other long-term assets	356
Accounts payable	(4,063)
Revenue payable	(4,519)
Accrued liabilities	(3,311)
Short-term derivative instruments, net	(1,505)
Asset retirement obligations	(13,575)
Credit facilities	(151,690)
Other long-term liabilities	(265)
Net assets	$297,627

2012 Acquisitions

On April 2, 2012, we acquired certain oil and natural gas producing properties in East Texas from an operating subsidiary of Memorial Resource with an effective date of April 1, 2012, for a final purchase price of $18.5 million after customary post-closing adjustments. This transaction was financed with borrowings under our revolving credit facility. The transaction also included the novation to the Partnership of certain commodity positions with effective dates 2012 through 2013. The transaction was approved by the Board and by its conflicts committee. These properties are located primarily in the Willow Springs field in Gregg County, as well as in Upshur, Rusk, Panola, Smith and Leon counties in East Texas. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Oil and natural gas properties, net	$15,164
Short-term derivative instruments, net	715
Long-term derivative instruments, net	674
Asset retirement obligations	(466)
Accrued liabilities	(17)
Net assets	$16,070

On May 14, 2012, we acquired certain oil and natural gas producing properties in East Texas from an operating subsidiary of Memorial Resource with an effective date of April 1, 2012, for a final purchase price of $27.0 million after customary post-closing adjustments. This transaction was financed with borrowings under our revolving credit facility. The transaction also included the novation to the Partnership of certain commodity derivative positions with effective dates 2012 through 2014. The transaction was approved by the Board and by its conflicts committee. These properties are located primarily in the Joaquin and Carthage fields in Panola and Shelby counties in East Texas. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Oil and natural gas properties, net	$31,716
Accounts receivable	612
Short-term derivative instruments, net	1,017
Long-term derivative instruments, net	1,337
Asset retirement obligations	(43)
Accrued liabilities	(70)
Net assets	$34,569

On December 12, 2012, we acquired REO, which owns certain operating interests in producing and non-producing oil and gas properties offshore Southern California, from Rise for a purchase price of $270.6 million, which included $3.0 million of working capital and other customary adjustments. The Beta acquisition was funded with borrowings under our credit facility and the net proceeds generated from our December 12, 2012 public offering of common units (including our general partner’s proportionate capital contribution). Terms of the transaction were approved by the Board and by its conflicts committee. The acquired properties, which we refer to as the Beta properties, primarily consist of a 51.75% working interest in three Pacific Outer Continental Shelf blocks covering the Beta Field, and are located in federal waters approximately eleven miles offshore the Port of Long Beach, California. Associated facilities include three conventional wellhead and production processing platforms, a 17.5-mile pipeline and an onshore tankage and metering facility. Two of the platforms are bridge connected and stand in approximately 260 feet of water, while the third platform stands in approximately 700 feet of water. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$6,021
Accounts receivable	16,284
Short-term derivative instruments, net	2,926
Prepaid expenses and other current assets	4,521
Oil and natural gas properties, net	108,342
Restricted investments	68,009
Accounts payable	(9,092)
Accrued liabilities	(9,140)
Asset retirement obligations	(58,746)
Credit facilities	(28,500)
Deferred tax liability	(1,674)
Noncontrolling interest	(5,255)
Net assets	$93,696

On December 12, 2012, in connection with the Beta acquisition, the Partnership contributed to MRD LLC the entity that employs those who operate and support the Beta properties in exchange for approximately $3.0 million. The net book value of the assets contributed to MRD LLC was as follows (in thousands):

Cash and cash equivalents	$3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)
Net assets	$3,000

Related Party Agreements

We and certain of our affiliates have entered into various documents and agreements. These agreements have been negotiated among affiliated parties and, consequently, are not the result of arm’s-length negotiations.

Omnibus Agreement

Memorial Resource continues to provide management, administrative and operating services for us and our general partner pursuant to our omnibus agreement. The following table summarizes the amount of general and administrative expenses recognized under the omnibus agreement that are reflected in the accompanying statements of operations for the periods presented (in thousands):

For the Year Ended December 31,
2014	2013	2012
$24,372	$9,440	$1,771

Beta Management Agreement

In connection with the December 2012 Beta acquisition, Memorial Resource entered into a management agreement with its wholly-owned subsidiary, Beta Operating Company, LLC, pursuant to which Memorial Resource agreed to provide management and administrative oversight with respect to the services provided by such subsidiary under certain operating agreements with our subsidiary, Rise Energy Beta, LLC, related to the Beta properties in exchange for an annual management fee. Pursuant to such management agreement and in connection with such operating agreements, Memorial Resource will receive approximately $0.4 million from Rise Energy Beta, LLC annually.

An affiliate of REO collected a management fee for providing administrative services to REO prior to the Beta acquisition. These administrative services included accounting, business development, finance, legal, information technology, insurance, government regulations, communications, regulatory, environmental and human resources services. The following table summarizes the amount of management fees REO incurred and paid, which are included in general and administrative expenses in the accompanying statements of operations for the periods presented (in thousands):

For Twelve Months Ended December 31,
2012
$1,552

WHT Management Agreement

WildHorse and Tanos, collectively owned the outstanding equity interests in WHT prior to March 28, 2013. Under the terms of a management agreement dated April 8, 2011, WildHorse provided executive, financial, accounting and land services to WHT. WildHorse also managed day-to-day field operations and drilling activities. Geological, executive and other services were provided by Tanos. To compensate for these services, WHT paid WildHorse and Tanos management fees totaling approximately $0.2 million per month. In connection with the WHT acquisition, the management agreement was terminated as of March 28, 2013. WildHorse collected an additional $0.6 million under a transitional agreement that was in place from April 2013 through July 2013.

As the designated operator, WildHorse received both operated and non-operated revenues on behalf of WHT and billed and received joint interest billings. WildHorse also paid for lease operating expenses, drilling cost and general and administrative costs on behalf of WHT. Receivable and payable balances were settled monthly between WHT and WildHorse.

Cinco Group Transition Service Agreements

The Partnership entered into transition service agreements with Propel Energy, Stanolind, and Boaz Energy Partners to ensure that ownership, operation, and maintenance of acquired properties could be smoothly transitioned. The term of these agreements were from October 1, 2013 through February 28, 2014. The Partnership paid transition service fees of approximately $0.8 million in the aggregate under these agreements.

Classic Pipeline Gas Gathering Agreement & Water Disposal Agreement

On November 1, 2011, Classic Hydrocarbons Operating, LLC (“Classic Operating”), which became our previous owner’s wholly-owned subsidiary in connection with their restructuring transactions, and Classic Pipeline & Gathering, LLC, a subsidiary of MRD Holdco (“Classic Pipeline”), entered into a gas gathering agreement. Pursuant to the gas gathering agreement, Classic Operating dedicated to Classic Pipeline all of the natural gas produced (up to 50,000 MMBtus per day) on the properties operated by Classic Operating within certain counties in Texas through 2020, subject to one-year extensions at either party’s election. On May 1, 2014, Classic Operating and Classic Pipeline amended the gas gathering agreement with respect to Classic Operating’s remaining assets located in Panola and Shelby Counties, Texas. Under the amended gas gathering agreement, Classic Operating agreed to pay a fee of (i) $0.30 per MMBtu, subject to an annual 3.5% inflationary escalation, based on volumes of natural gas delivered and processed, and (ii) $0.07 per MMBtu per stage of compression plus its allocated share of compressor fuel. The amended gas gathering agreement has a term until December 31, 2023, subject to one-year extensions at either party’s election.

On May 1, 2014, Classic Operating and Classic Pipeline entered into a water disposal agreement. The water disposal agreement has a three-year term, subject to one-year extensions at either party’s election. Under the water disposal agreement, Classic Operating agreed to pay a fee of $1.10 per barrel for each barrel of water delivered to Classic Pipeline.

In February 2015, in connection with the Property Swap, Classic Operating merged with and into OLLC.

Other Related Party Transactions

Director, Advisory & Financing Fees

Certain of the Cinco Group entities entered into an advisory service, reimbursement, and indemnification agreements with NGP. These agreements generally required that an annual advisory fee be paid to NGP. Fees paid under these agreements for the years ended December 31, 2013 and 2012 were approximately $0.3 million and $0.4 million, respectively. Certain of the Cinco Group entities also paid a financing fee equal to a percentage of the capital contributions raised by NGP. These fees were considered a syndication cost and reduced equity contributions for financing fees paid. Fees for the year ended December 31, 2012 were approximately $0.4 million. There were no fees during the year ended December 31, 2013.

Tanos Management Team Equity Interest

On April 1, 2013, Tanos’ management team sold its 1.066% membership interest in Tanos to MRD LLC and all incentive units held were forfeited. In connection with this sale, all of Tanos’ employees resigned and became employees of Tanos Exploration II, LLC (“Tanos II”), a Texas limited liability company controlled by the former management team of Tanos. Effective April 1, 2013, Tanos II entered into a Transition Services Agreement with Tanos, whereby Tanos II would manage the operations of Tanos for up to a 6-month period of time. Tanos II is an unrelated entity.

The governing documents of Tanos provided for the issuance of incentive units. Tanos granted incentive units to certain of its members who were key employees at the time of grant. Holders of incentive units were entitled to distributions when declared, but only after cumulative distribution thresholds had been achieved (i.e., recovery of specified members’ capital contributions plus a rate of return). These incentive units were accounted for as liability awards with compensation expense based on period-end fair value. The incentive units were subject to performance conditions that affected their vesting. Compensation cost was recognized only if the performance condition was probable of being satisfied at each reporting date. No compensation cost was recorded related to incentive units prior to the incentive units being forfeited on April 1, 2013. Compensation expense of approximately $5.8 million was recorded by Tanos and recognized as general and administrative expense during April 2013.

Classic Management Team Equity Interest

On November 1, 2013, Classic’s management team sold its membership interest in Classic to MRD LLC and all incentive units held were forfeited.

The governing documents of Classic provided for the issuance of incentive units. Classic granted incentive units to certain of its members who were key employees at the time of grant. Holders of incentive units were entitled to distributions when declared, but only after cumulative distribution thresholds had been achieved (i.e., recovery of specified members’ capital contributions plus a rate of return). These incentive units were accounted for as liability awards with compensation expense based on period-end fair value. The incentive units were subject to performance conditions that affected their vesting. Compensation cost was recognized only if the performance condition was probable of being satisfied at each reporting date. No compensation cost was recorded related to incentive units prior to the incentive units being forfeited on November 1, 2013. Compensation expense of approximately $8.3 million was recorded by Classic and recognized as general and administrative expense during November 2013.

Miscellaneous

For the year ended December 31, 2014 the Partnership incurred gathering and salt water disposal fees of approximately $1.8 million from affiliates.

A company affiliated with one of the Classic’s employees provided certain land-related services to Classic.  Classic paid approximately $1.0 million to this affiliated company for these services in 2012.

During 2012, the Cinco Group received an equity contribution of $6.9 million of oil and gas properties in the Hendricks Field located in the Permian Basin of Texas by an NGP controlled entity. Due to common control considerations, this equity contribution was recorded at historical cost of the properties.

During 2012, Boaz reimbursed a member of its management team approximately $0.3 million in general, administrative, and lease operating expenses related to an oral lease agreement between the member of management and a third party for a field office and yard located in Bronte, Texas.

See Note 3 for additional information regarding the divestiture of certain interests in oil and gas properties offshore Louisiana that the Cinco Group sold during 2012 to an NGP controlled entity.